Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 27, 2015
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTAX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHABX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFCX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTIX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHAYX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTRX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTSX
THE HARTFORD BALANCED FUND (Prospectus Summary) | THE HARTFORD BALANCED FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITTTX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLAX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLBX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLCX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLIX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLRX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLSX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLTX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLVX
THE HARTFORD BALANCED INCOME FUND (Prospectus Summary) | THE HARTFORD BALANCED INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBLYX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHCAX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCACX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHIX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHRX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHSX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHTX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITHVX
THE HARTFORD CAPITAL APPRECIATION FUND (Prospectus Summary) | THE HARTFORD CAPITAL APPRECIATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCAYX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKAX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKBX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKCX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKIX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKRX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKSX
THE HARTFORD CHECKS AND BALANCES FUND (Prospectus Summary) | THE HARTFORD CHECKS AND BALANCES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCKTX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVAX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVBX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVCX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVIX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVRX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVSX
THE HARTFORD CONSERVATIVE ALLOCATION FUND (Prospectus Summary) | THE HARTFORD CONSERVATIVE ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCVTX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAIAX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIBX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGICX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIIX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIRX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGISX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGITX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAITX
THE HARTFORD CORE EQUITY FUND (Prospectus Summary) | THE HARTFORD CORE EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGIYX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITDGX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGCX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGIX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGRX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGSX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGTX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGVX
THE HARTFORD DIVIDEND AND GROWTH FUND (Prospectus Summary) | THE HARTFORD DIVIDEND AND GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGYX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABEX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABGX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABHX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABJX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABKX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABLX
Hartford Duration-Hedged Strategic Income Fund (Prospectus Summary) | Hartford Duration-Hedged Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABIX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDAX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDCX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDIX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDRX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDSX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDTX
The Hartford Emerging Markets Local Debt Fund (Prospectus Summary) | The Hartford Emerging Markets Local Debt Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLDYX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERAX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERCX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERIX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERRX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERSX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERTX
The Hartford Emerging Markets Research Fund (Prospectus Summary) | The Hartford Emerging Markets Research Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HERYX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIAX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIBX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQICX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIIX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIRX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQISX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQITX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIVX
THE HARTFORD EQUITY INCOME FUND (Prospectus Summary) | THE HARTFORD EQUITY INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQIYX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLAX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLBX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLCX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLIX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLRX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLSX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLTX
THE HARTFORD FLOATING RATE FUND (Prospectus Summary) | THE HARTFORD FLOATING RATE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLYX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHAX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHCX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHIX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHRX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHSX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHTX
The Hartford Floating Rate High Income Fund (Prospectus Summary) | The Hartford Floating Rate High Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFHYX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAAX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLACX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAIX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLARX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLASX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLATX
The Hartford Global All-Asset Fund (Prospectus Summary) | The Hartford Global All-Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLAYX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPAX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPCX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPIX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPRX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPSX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPTX
The Hartford Global Alpha Fund (Prospectus Summary) | The Hartford Global Alpha Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAPYX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTAX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTBX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFCCX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTIX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTRX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTSX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTTX
HARTFORD GLOBAL CAPITAL APPRECIATION FUND (Prospectus Summary) | HARTFORD GLOBAL CAPITAL APPRECIATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCTYX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEAX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEBX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLECX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEJX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLERX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLESX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLETX
Hartford Global Equity Income Fund (Formerly The Hartford Global Research Fund) (Prospectus Summary) | Hartford Global Equity Income Fund (Formelry The Hartford Global Research Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLEYX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLAX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLCX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLIX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLRX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLSX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLTX
The Hartford Global Real Asset Fund (Prospectus Summary) | The Hartford Global Real Asset Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRLYX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAAX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRABX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRACX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRAIX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRARX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRASX
THE HARTFORD GROWTH ALLOCATION FUND (Prospectus Summary) | THE HARTFORD GROWTH ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HRATX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHAX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHBX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHCX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHIX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHRX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHSX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHTX
THE HARTFORD HEALTHCARE FUND (Prospectus Summary) | THE HARTFORD HEALTHCARE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGHYX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHAX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHBX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHCX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHIX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHRX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHSX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHTX
THE HARTFORD HIGH YIELD FUND (Prospectus Summary) | THE HARTFORD HIGH YIELD FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAHYX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPAX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPBX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPCX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPIX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPRX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPSX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPTX
THE HARTFORD INFLATION PLUS FUND (Prospectus Summary) | THE HARTFORD INFLATION PLUS FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIPYX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVAX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVBX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVCX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVIX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVRX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVSX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVTX
Hartford International Capital Appreciation Fund (Prospectus Summary) | Hartford International Capital Appreciation Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDVYX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCAX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCBX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCCX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCJX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCRX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCSX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCTX
THE HARTFORD INTERNATIONAL GROWTH FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNCYX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOAX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOBX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIOCX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOIX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHORX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOSX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOTX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHOVX
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAOYX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSAX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSBX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSCX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSJX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSRX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSSX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSTX
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD INTERNATIONAL SMALL COMPANY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HNSYX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILAX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILCX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILIX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILRX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILSX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILTX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILYX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOAX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOCX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOIX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HLOYX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAMBX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDCX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMIX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMRX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMSX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMTX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFMVX
THE HARTFORD MIDCAP FUND (Prospectus Summary) | THE HARTFORD MIDCAP FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMDYX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVAX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVBX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVCX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVJX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVRX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVSX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVTX
THE HARTFORD MIDCAP VALUE FUND (Prospectus Summary) | THE HARTFORD MIDCAP VALUE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HMVYX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAAX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBABX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBACX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAIX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBARX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBASX
HARTFORD MODERATE ALLOCATION FUND (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBATX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFAX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAICX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFIX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFRX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFSX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFTX
Hartford Multi-Asset Income Fund (Prospectus Summary) | Hartford Multi-Asset Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFYX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMAX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMBX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHMIX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBAX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBCX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBIX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBRX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBSX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBTX
The Hartford Quality Bond Fund (Prospectus Summary) | The Hartford Quality Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBYX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABMX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABNX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABOX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABFX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABQX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABRX
Hartford Real Total Return Fund (Prospectus Summary) | Hartford Real Total Return Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABPX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDAX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDBX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDCX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDIX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDRX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDSX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDTX
THE HARTFORD SHORT DURATION FUND (Prospectus Summary) | THE HARTFORD SHORT DURATION FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDYX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSAX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCBX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMCX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSIX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSRX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSSX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSUX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IHSVX
THE HARTFORD SMALL COMPANY FUND (Prospectus Summary) | THE HARTFORD SMALL COMPANY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSCYX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMAX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMBX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTSCX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSEIX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMRX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMSX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMTX
THE HARTFORD SMALL/MID CAP EQUITY FUND(Prospectus Summary) | THE HARTFORD SMALL/MID CAP EQUITY FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSMYX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNAX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNBX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNCX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNIX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNRX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNSX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNTX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNVX
THE HARTFORD STRATEGIC INCOME FUND (Prospectus Summary) | THE HARTFORD STRATEGIC INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSNYX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBAX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBBX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBTX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ITBVX
THE HARTFORD TOTAL RETURN BOND FUND (Prospectus Summary) | THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HABYX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIAX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIBX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTICX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIIX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIRX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTISX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTITX
THE HARTFORD UNCONSTRAINED BOND FUND (Prospectus Summary) | THE HARTFORD UNCONSTRAINED BOND FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTIYX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDAX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDCX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDIX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDRX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDSX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDTX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDVX
The Hartford World Bond Fund (Prospectus Summary) | The Hartford World Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HWDYX